Convertible redeemable non-controlling interests (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2019 CNY (¥) Vote	Dec. 31, 2018 CNY (¥)
Temporary Equity
Number of vote per share | Vote	1	1
Number of ordinary shares issued on conversion of each preferred shares | shares	1
Series A Preferred Shares
Temporary Equity
Issuance of preferred shares | ¥			¥ 15,973,564
Term of preferred shares redeemable by holders	5 years	5 years
Minimum offering value on fully diluted basis | $	$ 20,000,000
Shares purchase price | $ / shares	$ 2.50
Jingdong Express
Temporary Equity
Ownership percentage, on a fully-diluted (as a percentage)	19.00%
Jingdong Express | Series A Preferred Shares
Temporary Equity
Issuance of preferred shares	$ 2,510,000	¥ 15,973,564